TAXATION	12 Months Ended
Sep. 30, 2011
TAXATION

18. TAXATION

Cayman Islands

Under current law of Cayman Islands, the Company is not subject to income or capital gains taxes. In addition, dividends payments are not subject to tax withholding in the Cayman Islands.

Hong Kong

CDEL Hong Kong and PENCIL have not recorded tax provision for Hong Kong profits tax as the companies have not had assessable profits arising in or derived from Hong Kong.

China

The Enterprise Income Tax Law (the “EIT Law”) of the PRC, which took effect on January 1, 2008, has applied a uniform 25% enterprise income tax rate to all resident enterprise in China, including foreign invested enterprises.

In 2008, Beijing Champion and Champion Technology qualified as “high and new technology enterprise strongly supported by the State” (“HNTE”) under the EIT Law, and therefore, were entitled to preferential income tax rates. Beijing Champion is subject to the tax rate of 15% from 2008 through 2010. Champion Technology is subject to the tax rate of 7.5% for 2008 through 2009 and 15% for 2010.

The HNTE status is valid for three years and qualifying entities can then apply to renew for an additional three years provided that the company’s business operations continue to qualify for HNTE status. In October 2011, Beijing Champion and Champion Technology renewed the HNTE qualification, and therefore, were continually entitled to the preferential income tax rate of 15% in years 2011 through 2013.

In general, the PRC tax authorities have up to five years to conduct examinations of the PRC entities’ tax filings. Accordingly, the PRC entities’ tax years from 2006 to 2010 remain subject to examination by the tax authorities.

Income (loss) before income taxes from continuing operations consisted of:

	Years ended September 30,
	2009	2010	2011
	US$	US$	US$

Non - PRC	(4,668)	(5,030)	(6,873)
PRC	7,250	4,849	7,039

	2,582	(181)	166

The current and deferred components of the income tax benefit/(expense) from continuing operations appearing in the consolidated statements of operations are as follows:

	Years ended September 30,
	2009	2010	2011
	US$	US$	US$

Current tax expense	148	1,044	1,948
Deferred tax (benefit)/expense	1,330	(469)	(977)

	1,478	575	971

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations is as follows:

	Years ended September 30,
	2009	2010	2011
	US$	US$	US$

(Loss)/Income before taxes	2,582	(181)	166

Income tax expense/(benefit) computed at applicable tax rates of 25%	646	(45)	42
Effect of different tax rates in different jurisdictions	1,107	1,224	1,667
Non-deductible expenses	177	223	260
Effect of tax holidays	(988)	(936)	(860)
Effect of tax rate changes	500	—	—
Effect of valuation allowances	132	109	(138)
Decrease in unrecognized tax benefit balance	(96)	—	—

	1,478	575	971

Effective income tax rate	57.24%	(317.68%)	584.94%

The authoritative guidance requires that the Group recognizes the impact of a tax position in the financial statements if that position is more likely than not of being sustained upon audit by the tax authority, based on the technical merits of the position. Under PRC laws and regulations, arrangements and transactions among related parties may be subject to examination by the PRC tax authorities. If the PRC tax authorities determine that the contractual arrangements among related companies do not represent a price under normal commercial terms, they may make adjustments to the companies’ income and expenses. A transfer pricing adjustment could result in additional tax liabilities.

As a result of the Group’s assessment of its tax positions, the unrecognized tax benefit was recorded US$159, US$ 163 and US$ 170 as of September 30, 2009, 2010 and 2011, respectively. The subsequent changes of the unrecognized tax benefit were due to foreign currency adjustment.

Reconciliation of accrued unrecognized tax benefits is as follows:

Unrecognized tax benefits

Balance - September 30, 2009	159
Foreign currency adjustment	3

Balance - September 30, 2010	162
Foreign currency adjustment	8

Balance - September 30, 2011	170

The unrecognized tax benefits would impact the effective tax rate, if recognized in connection with the normal tax return preparation. It is possible that the amount of unrecognized tax benefits will change in the next twelve months. However, an estimate of the range of the possible change cannot be made at this time.

The aggregate amount and per share effect of the tax holidays are as follows:

	Years ended September 30,
	2009	2010	2011
	US$	US$	US$

The aggregate amount of tax holidays	988	936	860

The aggregate effect on basic and diluted net income per share:
- Basic	0.01	0.01	0.01

- Diluted	0.01	0.01	0.01

Deferred taxes reflect the tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The components of deferred taxes from continuing operations are as follows:

	As of September 30,
	2010	2011
	US$	US$

Current deferred tax assets
Payroll payable	176	217
Accrued expenses	185	439
Allowance for doubtful accounts	523	822
Net operating loss carry-forwards	133	78

Total current deferred tax assets	1,017	1,556

Less: valuation allowance	(1)	—

Current deferred tax assets, net	1,016	1,556

Non-current deferred tax assets
Intangible assets	147	116
Property, plant and equipment	143	147
Net operating loss carry-forwards	628	670

Total non-current deferred tax assets	918	933

Less: valuation allowance	(236)	(66)

Non-current deferred tax assets, net	682	867

Non-current deferred tax liabilities
Intangible assets	258	199
Purchased call option	271	—

Total non-current deferred tax liabilities	529	199

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The New EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese Income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the New EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%.

If any entity within the Group that is outside the PRC were to be a non-resident for PRC tax purposes dividends paid to it out of profits earned after January 1, 2008 would be subject to a withholding tax at a rate of 10%, subject to reduction by an applicable tax treaty with the PRC.

Aggregate undistributed earnings of the Company’s subsidiaries located in the PRC that are available for distribution at September 30, 2011 are considered to be indefinitely reinvested and accordingly, no provision has been made for the Chinese dividend withholding taxes that would be payable upon the distribution of those amounts to any entity within the Group that is outside the PRC.

The Group does not have any present plan to pay any cash dividends on its ordinary shares in the foreseeable future. It intends to retain most of its available funds and any future earnings for use in the operation and expansion of its business. As of September 30, 2011, the Group has not declared any dividends.